Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	24,449,626	23,155,146
Common Stock, shares outstanding	24,260,022	22,965,542
Treasury stock, shares held	189,604	189,604
Series A Convertivle Preferred Stock [Member]
Preferred Stock, shares authorized	20,000,000	20,000,000
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	4,820,000	4,820,000
Preferred Stock, shares outstanding	4,820,000	4,820,000
Preferred Stock, liquidation preference (in Dollars)	$ 5,836,000	$ 5,883,000
Series B Convertible Preferred Stock Member
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	5,966,792	5,966,792
Preferred Stock, shares outstanding	5,966,792	5,966,792